Note 8 - Earnings Per Share	12 Months Ended
Dec. 31, 2024
Earnings per ADS and per ordinary share:
Earnings Per Share

Note 8. Earnings Per Share

Basic earnings per share is calculated by dividing the net income for the year attributable to ordinary equity holders of the Company by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share is calculated by increasing the denominator by the effect of unexercised equity awards, specifically (i) the number of ordinary shares that would be issued pursuant to Opera’s share incentive plan based on period-average employee equity awards, partially offset by (ii) the number of ordinary shares that could have been repurchased with the amount of unamortized share-based compensation expense related to such equity awards at the period-average market price per share.

The table below presents basic and diluted earnings per share:

	Year ended December 31,
	2022	2023	2024
Basic earnings per share	$0.14	$1.72	$0.91
Diluted earnings per share	$0.14	$1.69	$0.90

The table below shows the calculations of basic and diluted weighted-average number of shares:

	Year ended December 31,
	2022	2023	2024
Issued shares at beginning of period	115,145,866	89,215,121	87,518,284
Effect of shares issued upon exercise of equity awards	790,476	1,003,925	944,983
Effect of share repurchases	(6,457,254)	(963,143)	—
Basic weighted-average number of shares in the period	109,479,088	89,255,903	88,463,267
Effect of unexercised equity awards	853,464	1,665,705	1,213,007
Diluted weighted-average number of shares in the period	110,332,552	90,921,608	89,676,274

See Note 4 for details on Opera’s share incentive plan and Note 16 for information on share repurchases.